Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets
6.      Intangible Assets
Amortization of definite-lived intangible assets from continuing operations for the years ended December 31, 2011, 2010, 2009 was $1.5 million, $2.1 million and $4.0 million, respectively.  The following is a schedule by year of projected amortization expense for definite-lived intangible assets (in thousands):
2012	$1,487
2013	1,487
2014	508
2015	277
2016	242
Thereafter	307

The balance in identifiable intangible assets comprises the following (in thousands):

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2011
Referral networks	$21,729	$(18,647)	$3,082
Covenants not to compete	9,286	(8,885)	401
Customer lists	1,222	(1,118)	104
Reacquired franchise rights	974	(254)	720
Subtotal - definite-lived intangibles	33,211	(28,904)	4,307
VITAS trade name	51,300	-	51,300
Operating licenses	2,655	-	2,655
Total	$87,166	$(28,904)	$58,262
December 31, 2010
Referral networks	$21,140	$(17,427)	$3,713
Covenants not to compete	9,211	(8,814)	397
Customer lists	1,223	(1,089)	134
Reacquired franchise rights	974	(108)	866
Subtotal - definite-lived intangibles	32,548	(27,438)	5,110
VITAS trade name	51,300	-	51,300
Operating licenses	1,448	-	1,448
Total	$85,296	$(27,438)	$57,858